LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund

                   Supplement to the Primary Class Prospectus
                              dated August 1, 2004


The following paragraph is added to the section "Portfolio Management" beginning on page 26 of the prospectus.


Samuel M. Peters, CFA, Senior Vice president of Legg Mason Capital Management, Inc. ("LMCM"), serves as co-manager of Special Investment Trust. Prior to joining LMCM in April 2005, Mr. Peters worked for Fidelity Management & Research as a portfolio manager.



                    This supplement is dated April 18, 2005.

You  should retain this supplement with your prospectus for future reference.


                             LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund

     Supplement to the Institutional Class and Financial Intermediary Class
                         Prospectus dated August 1, 2004


The following paragraph is added to the section "Portfolio Management" beginning on page 25 of the prospectus.


Samuel M. Peters, CFA, Senior Vice president of Legg Mason Capital Management, Inc. ("LMCM"), serves as co-manager of Special Investment Trust. Prior to joining LMCM in April 2005, Mr. Peters worked for Fidelity Management & Research as a portfolio manager.



                    This supplement is dated April 18, 2005.

You  should retain this supplement with your prospectus for future reference.